EF MORTGAGE DEPOSITOR II LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 1/15/2021 11:13:11 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
203156642			6097656	[REDACTED]	04/06/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of [REDACTED] is less than the note amount of [REDACTED] based on the title evidence in file.	Commitment in file reflects a loan policy amount of [REDACTED], however the Note reflects a loan amount of [REDACTED].				Reviewer Comment (2018-04-16): Corrected title provided	04/16/2018			1	A	[REDACTED]	CO	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
203156642			6138017	[REDACTED]	04/10/2018	Credit	Credit	Credit Eligibility	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		Lender approved exception to allow 1x30/24 mortgage lates. Guidelines require 0x30/24.	Low LTV Good credit 20 years self employed			Reviewer Comment (2018-04-10): Lender Deviation Approval in file with supported by Compensating Factors.			04/10/2018	2	B	[REDACTED]	CO	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
204210104			7244905	[REDACTED]	07/16/2018	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: [REDACTED] Disaster Declaration Date: [REDACTED]		Property inspected post disaster but pre-FEMA declaration of disaster end date.			Reviewer Comment (2018-07-19): No PDI provided as Appraisal report is dated after disaster date – rating 2. Seller Comment (2018-07-18): please see disaster assistance document			07/19/2018	2	B	[REDACTED]	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
204210104			7248732	[REDACTED]	07/17/2018	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: [REDACTED] 1040 (2016), 1040 (2017), W-2 (2016)	Please provide Two Years 1040s & 2016 W2 for Borrower Full Doc Wage earner income documentation per Super Prime/Alt A guidelines.				Reviewer Comment (2018-07-20): Exception made to waive 4506s and 2 years transcripts/taxes Seller Comment (2018-07-19): Please see Loan Approval. An exception was made to waive the 4506-T and tax transcripts so 2 years taxes were not obtained. Base pay was used for primary job and [REDACTED] average was used for second job so [REDACTED] W-2s would not have affected income used. Proceeding without them added no additional risk to the loan. Thanks	07/20/2018			1	A	[REDACTED]	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
204210104			7248806	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Missing evidence of the borrower's electronic consent.				Reviewer Comment (2018-07-19): e-consent provided Seller Comment (2018-07-19): eConsent uploaded.	07/19/2018			1	A	[REDACTED]	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
204210104	7248807	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redacted])	Cure for (Lender Points) of ([REDACTED]), (Appraisal Re-Inspection Fee) of ([REDACTED]) and (Warehousing Fee) of ([REDACTED]) was not provided.	Reviewer Comment (2018-08-06): Letter of Explanation & Corrected Closing Disclosure provided.

Reviewer Comment (2018-08-02): [REDACTED] received the following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Closing CD dated [REDACTED].  Post Closing CD is missing from Page 2 Section J verbiage that reads: Lender Credits (Includes [REDACTED] credit for increase in Closing Costs above legal limit).  Page 3 in Section Calculating Cash to Close Total Closing Costs needs to have verbiage that reads: Increase exceeds legal limit by [REDACTED].  See Lender Credits.

Seller Comment (2018-08-01): See response to related exception.

Reviewer Comment (2018-07-19): Warehouse fee is the Title-Archive fee [REDACTED] (rename as Title-Servicing Charge).

Seller Comment (2018-07-19): See responses to related comments.
																	08/06/2018		2	B	[REDACTED]	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204210104	7248808	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Points. Fee Amount of [REDACTED] exceeds tolerance of $12,135.00. Insufficient or no cure was provided to the borrower. (7330)	Fee disclosed as ([REDACTED]) on (LE dated[REDACTED]), but disclosed as [REDACTED]) on Final Closing Disclosure.	Reviewer Comment (2018-07-20): COC provided

Seller Comment (2018-07-19): Please see last page of Disclosure Tracking Reasons previously uploaded.  I missed that points were increased to maintain interest rate after LTV increased when loan amount lowered.

Reviewer Comment (2018-07-19): LE COC received for increase in Lender Points from [REDACTED] to [REDACTED].
Pending COC for increase on [REDACTED] CD to [REDACTED]

Seller Comment (2018-07-19): Loan amount increased and subsequently decreased, but a net increase of [REDACTED].  Lender points increased commensurately.  See attached Disclosure Tracking Reasons.
																07/20/2018			1	A	[REDACTED]	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204210104	7248809	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on Loan Estimate.	Reviewer Comment (2018-08-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided.

Seller Comment (2018-08-03): See uploaded PCCD Pkg #2 and Disclosure Tracking Details #2.

Reviewer Comment (2018-08-02): Recession will not be required to be re-opened for curing this exception.

Seller Comment (2018-08-02): Please advise whether correcting this will require another rescission period.

Reviewer Comment (2018-08-02): AMC received the following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Closing CD dated [REDACTED].  Post Closing CD is missing from Page 2 Section J verbiage that reads: Lender Credits (Includes [REDACTED] credit for increase in Closing Costs above legal limit).  Page 3 in Section Calculating Cash to Close Total Closing Costs needs to have verbiage that reads: Increase exceeds legal limit by [REDACTED].  See Lender Credits.

Seller Comment (2018-08-01): See uploaded PCCD package.

Reviewer Comment (2018-07-19): Pending, letter,  Refund and PCCD

Seller Comment (2018-07-19): Refund and PCCD to be provided.
																	08/06/2018		2	B	[REDACTED]	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204210104			7248810	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of [REDACTED] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77201)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-07-19): updated name and reran testing Reviewer Comment (2018-07-19): It is the Title-Archive fee [REDACTED] Seller Comment (2018-07-19): Not seeing where a Warehousing Fee was charged.	07/19/2018			1	A	[REDACTED]	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204210104	7248811	[REDACTED]	07/17/2018	Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Subject is a same Lender refinance with the H-8 form used.	Reviewer Comment (2018-08-02): Letter, refund, and corrected post CD provided. Verified [REDACTED] tracking shows delivered.

Seller Comment (2018-08-02): That was supposed to be, "Rescission period expired WITHOUT borrowers exercising right."

Seller Comment (2018-08-01): See uploaded PCCD package and Disclosure Tracking Details.  New rescission period expired with borrowers exercising right.

Reviewer Comment (2018-07-24): Yes,cure is to reopen rescission using correct ROR form with new expiration date

Seller Comment (2018-07-20): I'm speechless.  Cure by reopening rescission?

Reviewer Comment (2018-07-20): [REDACTED] uses a Circuit specific approach to determine grading on use of the proper model notice based on whether the Circuit court for where the property is located has favorably addressed the issue already. As such, grading for proper use of the model RTC is as follows:
· Use of H-9 instead of H-8: EV3/material in all Circuits
· Use of H-8 instead of H-9 (3 rd and 7 th Circuits): EV3/Material due to unfavorable caselaw
· Use of H-8 instead of H-9 (1 st, 4 th, 6 th, or 11 th Circuits): EV2/ Non-material due to favorable caselaw.
· Use of H-8 instead of H-9 (all other Circuits): EV3/Material due to not being address in courts yet.
1st Circuit - Maine, Massachusetts, New Hampshire, Puerto Rico, Rhode Island
4th Circuit - Maryland, North Carolina, South Carolina, Virginia, West Virginia
6th Circuit - Kentucky, Michigan, Ohio, Tennessee
11th Circuit - Alabama, Florida, Georgia
While the industry trend is to permit Model Form H-8 to be used even with transactions that would otherwise require use of Model Form H-9, given the issue is not uniformly settled among the United States Courts of Appeal, there continues to be some risk that the borrower may have an extended right to rescind if a creditor uses the incorrect Model Form.
As such, outside counsel has advised AMC that use of Model Form H-8 in a transaction that would otherwise require use of Model Form H-9 could be deemed material on loans in circuits in which the issue has not been specifically addressed or in cases in which there has already been unfavorable caselaw supporting this issue (specifically the 3 rd and 7 th). Accordingly, AMC issues EV3 grades on the use of the incorrect Model Form on loans made outside of the 1 st, 4 th, 6 th, or 11 th Circuits. Loans made within these Circuits, where caselaw has been favorable, is given an EV2/Non-Material grading.

Reviewer Comment (2018-07-19): Escalated to Compliance for review.

Seller Comment (2018-07-19): I believe H-9 is optional, not mandatory.
																	08/02/2018		2	B	[REDACTED]	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204210104			7249161	[REDACTED]	07/17/2018	Credit	Income / Employment	Income Documentation	The 4506-T is missing information. Neither Box 6a or 6c is checked.		Lender approved exception to allow waived 4506T condition vs guideline 4506T to be obtained on full doc loans.	25 yrs on job 15 yrs in home Increasing income on both jobs Lowering housing payment Excellent disposable income			Reviewer Comment (2018-07-20): Sorry about this [REDACTED]- have escalated to IT helpdesk to correct. IGNORE responding to this one. Seller Comment (2018-07-19): It appears this was resolved but it still shows as assigned to seller. An exception was made to waive the 4506-T and tax transcripts. Thanks Reviewer Comment (2018-07-19): exception already waived Seller Comment (2018-07-18): please refer to Loan Summary Final Approval, 4506t was waived Reviewer Comment (2018-07-17): Lender Deviation Approval in file with supported by Compensating Factors.			07/17/2018	2	B	[REDACTED]	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
204210104			7293470	[REDACTED]	07/19/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower. (77183)	This actually the Title-Archive fee $30 as named on lender CDs				Reviewer Comment (2018-07-20): COC provided Seller Comment (2018-07-19): Service borrower shopped for?	07/20/2018			1	A	[REDACTED]	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
206136951	10740227	[REDACTED]	02/20/2019	Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 634 is less than Guideline representative FICO score of 640.	Lender approved exception to allow 6 point FICO exception at 634 FICO vs guideline minimum FICO for Expanded A is 640. Please provide updated/revised Lender approved exception for the FICO. Per the Final Approval, the lender approved exception is for the FICO at 634 for the Borrower. Per documentation in file, the Co-Borrower is the primary wage earner with a FICO of 592. Per guidelines, the primary wage-earner score will be used as the representative credit score.	Reviewer Comment (2019-03-01): Lender applied [REDACTED] Rate Sheet guidelines, loan closed [REDACTED], waiver not required.

Seller Comment (2019-02-28): loan was re-underwritten to [REDACTED] rate sheet guidelines and funded in [REDACTED].  Both borrowers meet min fico score requirement of 540. See updated final approval attached

Reviewer Comment (2019-02-26): Per the guidelines; The primary wage-earner score will be used as the representative credit score for each loan. The documentation provided in file reflect the co-borrower as being the primary wage earner, therefore would be the representative score. A lender approved exception for the co-borrowers FICO of 592 was not provided.

Seller Comment (2019-02-25): borrowers are [REDACTED] owners. We do not have a guideline which requires us to use the lower score.  Please see loan summary with updated comp factors

Reviewer Comment (2019-02-20): Need updated/revised lender approve exception.

Reviewer Comment (2019-02-20): Lender Deviation Approval in file with supported by Compensating Factors.
																03/01/2019			1	A	[REDACTED]	WA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206136951			10740230	[REDACTED]	02/20/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of [REDACTED] is greater than Guideline total cash-out of $250,000.00.	Lender approved exception to allow >$250 vs guideline maximum of $250,000 < 70% LTV.	55% LTV. $16,954.06 residual income. 19.70 years[REDACTED] experience.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-20): Lender Deviation Approval in file with supported by Compensating Factors.			02/20/2019	2	B	[REDACTED]	WA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206136951			10740273	[REDACTED]	02/20/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Please provide page 1 for [REDACTED] & [REDACTED] bank statements from [REDACTED] used for income to qualify. Subject to re-qualification.				Reviewer Comment (2019-03-08): Received missing 1st page and complete missing bank statement. Seller Comment (2019-03-07): please see 1st page of June and July stmts and updated bank stmt spread. Please note income did not change Reviewer Comment (2019-02-26): No documentation was received.	03/08/2019			1	A	[REDACTED]	WA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206136951			10740278	[REDACTED]	02/20/2019	Credit	Credit	Miscellaneous	Credit Exception:		Please provide LOE/documentation reconciling the declarations on the 1003’s. Per the 1003’s, the borrower answered yes for foreclosure/deed in lieu in the last [REDACTED] years and presently delinquent or in default. No documentation was located in file to support. Subject to re-qualification.				Reviewer Comment (2019-02-26): Received a LOE that the borrower has not had [REDACTED] or [REDACTED] in last [REDACTED] years, discrepancy in answer is due to internal system error. Seller Comment (2019-02-25): please see attached	02/26/2019			1	A	[REDACTED]	WA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
208818045	15381012	[REDACTED]	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/[REDACTED])	Final Closing Disclosure provided on [REDACTED] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Reviewer Comment (2019-11-11): [REDACTED] received required documents, exception is cured.

Buyer Comment (2019-11-07): Please see attached, corrected CD sent to borrower.  Thank you

Reviewer Comment (2019-11-07): SitusAMC received an attestation for the Administration Fee disclosed in Section H that should be in Section B as other title fees.  To cure a Corrected CD placing the fee in the proper section, and Letter of Explanation is required.  Fee names should also be listed the same or a name variance exception will be cited.

Buyer Comment (2019-11-05): The Administrative Fee of [REDACTED] is a title fee, should have been disclosed in section C with other title/escrow fees as was indicated on 1st CD disclosed to borrower.  Thank you
																	11/11/2019		2	B	[REDACTED]	OR	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
208818045	15381014	[REDACTED]	11/11/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of [REDACTED] disclosed on the Final Closing Disclosure dated [REDACTED] is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of [REDACTED] provided on[REDACTED], a difference of $628.00000. (Post-Close/[REDACTED])	PCCD, LOE, refund check and proof of delivery required to cure the exception.	Reviewer Comment (2019-11-20): [REDACTED] received required documents, exception is cleared.

Buyer Comment (2019-11-19): please see PCCD CD with cure [REDACTED]

Buyer Comment (2019-11-19): Please see related exception, uploaded PCCD CD with cure [REDACTED] , sent to borrower.  Thank you

Buyer Comment (2019-11-19): Please see attached, thank you

Reviewer Comment (2019-11-15): AMC reviewed exception. It is not related to finance charges. TOP disclosed on the final CD is inaccurate based on fees disclosed on the PCCD dated [REDACTED] resulting from [REDACTED] increase in borrower paid loan costs reflected in Section D. A corrected CD, LOE, refund check, reopen rescission, and proof of delivery is required to cure.

Buyer Comment (2019-11-13): Please escalate to[REDACTED].  Fee was disclosed in the incorrect section and identified as a finance charge, cure not required.

Reviewer Comment (2019-11-13): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable required to cure. The [REDACTED] Fee in Section H on the Final CD was moved to Section B.  As a result the TOP increased by [REDACTED] on the Post Close CD.  Cure is due to borrower.

Buyer Comment (2019-11-11): Please see attached Mavent, page 3 shows the [REDACTED] fee was identified as finance charge all along, the fee was just placed in the wrong section , therefore a cure is not required.
																11/20/2019			1	A	[REDACTED]	OR	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
208818045			15381017	[REDACTED]	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of [REDACTED] disclosed on the Final Closing Disclosure dated[REDACTED] is under-disclosed by more than $100 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of [REDACTED] provided on 11/07/2019, a difference of [REDACTED]. (Post-Close/[REDACTED])	Re-Tested with Title- Other- Early Issue Fee [REDACTED]				Reviewer Comment (2019-11-20): [REDACTED] received required documents, exception is cleared. Buyer Comment (2019-11-19): please see related exception, thank you	11/20/2019			1	A	[REDACTED]	OR	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209037380			15512997	[REDACTED]	12/20/2019	Credit	Missing Document	General	Missing Document: HUD/CD not provided						Reviewer Comment (2019-12-27): Received Closing statement.	12/27/2019			1	A	[REDACTED]	NY	Investment	Purchase		C	A	C	A			A	A	Non QM		No
209463290			16016923	[REDACTED]	12/30/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: [Redacted]	Client/Lender on Appraisal report differs from Note.				Reviewer Comment (2020-01-03): Lender acknowledges findings. EV2 Rating.			01/03/2020	2	B	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290			16016924	[REDACTED]	12/30/2019	Credit	Credit	Credit Documentation	No evidence of fraud report in file	Credit Report: Original // Borrower:[REDACTED]	No evidence of fraud report in file.				Reviewer Comment (2020-01-08): Uploaded as trailing doc Buyer Comment (2020-01-07): Please see attached. Thank you.	01/08/2020			1	A	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290			16016926	[REDACTED]	12/30/2019	Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $30,714.63 is less than Guideline Available for Reserves of $76,433.73.	Reserves are off due to issue with the Final CD showing a Deposit of [REDACTED] in section L. Then in Section H there is a 2nd release fee back to the seller of [REDACTED] The real EMD was [REDACTED]	Borrowers made a down payment of [REDACTED] from their own funds on this purchase transaction. Borrower on this 24 month bank statement documentation loan has a disposable income of [REDACTED]		Originator Originator	Reviewer Comment (2020-01-23): Lender Deviation Approval in file supported by Compensating Factors Buyer Comment (2020-01-22): Please see attached. Thank you.			01/23/2020	2	B	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290	16016929	[REDACTED]	12/30/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.93 is less than Guideline PITIA months reserves of 6.00.	Reserves are off due to issue with the Final CD showing a Deposit of [REDACTED] in section L. Then in Section H there is a 2nd release fee back to the seller of [REDACTED] The real EMD was [REDACTED]	Borrowers made a down payment of [REDACTED] from their own funds on this purchase transaction. Borrower on this 24 month bank statement documentation loan has a disposable income of [REDACTED]	Originator Originator	Reviewer Comment (2020-01-23): Lender Deviation Approval in file supported by Compensating Factors

Buyer Comment (2020-01-22): Please see attached.  Thank you.

Reviewer Comment (2020-01-22): Final CD, page 3, Calculation Cash to Close, reflects Deposit of [REDACTED], Cash to Close required [REDACTED]. Approximate funds required are [REDACTED]. Verified Assets are [REDACTED]. Balance left for reserves are [REDACTED]. PITIA [REDACTED] X 6 = [REDACTED] Reserves are short.

Buyer Comment (2020-01-17): Reviewed CD and cash to close worksheet.  EMD verified at [REDACTED].  Reserves are still adequate to meet requirement.  Thank you.
																		01/23/2020	2	B	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290			16016930	[REDACTED]	12/30/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing pages of the final 1003.				Reviewer Comment (2020-01-08): Uploaded as trailing pdf doc Buyer Comment (2020-01-08): see attached	01/08/2020			1	A	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290			16016931	[REDACTED]	12/31/2019	Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 694 is less than Guideline representative FICO score of 700.	Approval letter states Lender used a 702 FICO, however, Credit Report provided reflects a mid FICO of 694.				Reviewer Comment (2020-01-10): There is no indication that the Processor contacted the CPA prior to closing to confirm recent information. Supporting docs in file which were used on VVOE, are from September and October. Reviewer Comment (2020-01-10): Amended approval provided as trailing doc Reviewer Comment (2020-01-08): Credit Report was updated prior to closing, at which time the Borrower's mid-FICO score had dropped. Buyer Comment (2020-01-07): Please see attached. Thank you.	01/10/2020			1	A	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209463290	16016933	[REDACTED]	01/03/2020	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: [REDACTED] Third Party Verification	Third Party Verification of employment 7 days prior to closing was not provided. CPA letter, and internet search provided are dated over 30 days.	Reviewer Comment (2020-01-22): Received updated verification.

Buyer Comment (2020-01-21): Uploaded updated processor  certification from CP,A, internet search for borrower business AAZ Enterptises, Inc.

Reviewer Comment (2020-01-10): There is no indication that the Processor contacted the CPA prior to closing to confirm recent information. Supporting docs in file which were used on VVOE, are from September and October.

Buyer Comment (2020-01-08): The Processor cert in file is dated within 7 days of loan close.  Thank you.

Reviewer Comment (2020-01-08): Trailing VVOE refers to CPA and Internet, both of which are more than 7 business days prior to closing.
																01/22/2020			1	A	[REDACTED]	CA	Primary	Purchase		C	B	C	B	A	A	B	B	Non QM	Non QM	No
209755878			16447969	[REDACTED]	12/26/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date:[REDACTED]	Lender on Appraisal reflects [REDACTED]				Reviewer Comment (2019-12-27): Lender acknowledges findings. EV2 Rating.			12/27/2019	2	B	[REDACTED]	CA	Investment	Purchase		C	B	C	A	A	A	B	B	N/A	N/A	No
209755878			16447971	[REDACTED]	12/27/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: [REDACTED] Form 1007 or 1025, with Market Rents	Per [REDACTED] GL's - For all rental properties to be used as collateral for the loan a FNMA 1007 and/or FNMA 216 rent survey must be included with the appraisal.				Reviewer Comment (2019-12-30): uploaded as trailing doc Buyer Comment (2019-12-30): Appraisal attached. Rent schedule included in appraisal. Thank you.	12/30/2019			1	A	[REDACTED]	CA	Investment	Purchase		C	B	C	A	A	A	B	B	N/A	N/A	No
209868174			16483362	[REDACTED]	01/31/2020	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: [REDACTED] 4506 or 4506-T (2017), 4506 or 4506-T (2018)	Copy of the Borrower signed 4506-T form is required.	Borrowers made a down payment from their own funds on this purchase transaction of at least [REDACTED] and [REDACTED] Borrower has verified disposable income of at least [REDACTED] Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Representative FICO: 710	Owner Owner Owner Owner,Originator	Reviewer Comment (2020-02-26): Lender Deviation Approval in file supported by Compensating Factors Buyer Comment (2020-02-20): See uploaded revised deviation approval waiving 4506 & 4506T Reviewer Comment (2020-02-18): Lender Deviation Approval in file, however, missing compensating factors, or are generalized and not specific. Provide final deviation approval with 2-3 specific compensating factors. Buyer Comment (2020-02-14): See uploaded revised variance approval waiving signed 4506 and 4506T in file. Tax transcripts are in Final Income file.			02/26/2020	2	B	[REDACTED]	MA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
212179547			18178190	[REDACTED]	03/03/2020	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Guideline variance approved by lender at time of origination. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.	Guideline variance approved by lender at time of origination. LTV 65.00% $854,717.22 available for reserves	Originator Pre-Close Owner Owner,Originator Pre-Close	Reviewer Comment (2020-03-03): Lender exception provided.			03/03/2020	2	B	[REDACTED]	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
212179547			18178191	[REDACTED]	03/03/2020	Credit	Loan Package Documentation	Application / Processing	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2020-03-04): Not required in Texas	03/04/2020			1	A	[REDACTED]	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
212179547			18178192	[REDACTED]	03/03/2020	Credit	Credit	Miscellaneous	Missing Document: Credit Letter of Explanation (LOE) not provided		Reason for cash out not provided.				Reviewer Comment (2020-03-04): Received	03/04/2020			1	A	[REDACTED]	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
212179547			18178193	[REDACTED]	03/03/2020	Credit	Credit	Credit Documentation	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: [REDACTED]					Reviewer Comment (2020-03-04): received	03/04/2020			1	A	[REDACTED]	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No